Operating Real Estate-Business Combination (Details) (USD $)	Apr. 30, 2013 MH Portfolio 2	Dec. 31, 2013 MH Portfolio 3
Assets:
Land	$ 151,294,000	$ 43,831,000
Land improvements	593,941,000	242,259,000
Buildings	11,271,000	6,375,000
Acquired in-place leases	18,375,000	7,122,000
Other assets acquired	88,194,000	45,123,000
Total assets acquired	863,075,000	344,710,000
Liabilities:
Mortgage notes payable	639,999,000	248,000,000
Other liabilities	3,203,000
Total liabilities	643,202,000	248,000,000
Total NorthStar Realty Finance Corp. stockholders’ equity	214,873,000	88,973,000
Non-controlling interests	5,000,000	7,737,000
Total equity	219,873,000	96,710,000
Total liabilities and equity	863,075,000	344,710,000
Notes receivable		29,100,000
Manufactured homes		$ 12,200,000